Shareholders’ equity - Share capital (Details)		1 Months Ended				12 Months Ended
	Jun. 28, 2017 EUR (€)	Oct. 31, 2019 EUR (€)	Nov. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 EUR (€)	Nov. 30, 2017 EUR (€)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Oct. 31, 2019 $ / shares shares	Nov. 30, 2018 € / shares	Nov. 07, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares	Nov. 30, 2017 € / shares shares	Jun. 28, 2017 $ / shares shares	Jun. 28, 2017 € / shares shares	Dec. 31, 2016 shares
Shareholders’ Equity
Authorized share capital | €										€ 7,200,000
Maximum aggregate offering of ordinary shares | $													$ 300,000,000
Par value per share | € / shares										€ 0.04
Shares were issued and fully paid in cash									53,975,838	53,975,838
Treasury shares							4,277,051		4,230,151	4,230,151
Shares issued in the period | €						€ 48,550,000	€ 84,191,000	€ 25,685,000
Ordinary
Shareholders’ Equity
Number of shares issued							43,149,987	36,425,014	53,975,838	53,975,838									23,346,856
Issued for cash						10,454,545	6,612,500	8,573,975
Issued for services						371,306	112,473
Exercise of share options						46,900	226,098	1,034
Treasury shares issued						(46,900)	(226,098)	4,503,149
Number of shares authorised									90,000,000	90,000,000
Preferred
Shareholders’ Equity
Number of shares authorised									90,000,000	90,000,000
Market offering program
Shareholders’ Equity
Number of shares issued								976,477
Transaction cost | €								€ 127,000
Net proceeds | €								€ 4,138,000
Institutional investors
Shareholders’ Equity
Number of shares issued																	1,200,000	1,200,000
Share price | (per share)																	$ 5.00	€ 4.40
Gross proceeds | €	€ 5,278,000
Transaction cost | €	414,000
Net proceeds | €	€ 4,864,000
Underwritten public offering and direct offering
Shareholders’ Equity
Number of shares issued											10,454,545			6,612,500	6,397,498	6,397,498
Share price | (per share)											$ 5.50			$ 15.75	$ 3.25	€ 2.76
Gross proceeds | €		€ 51,597,000		€ 89,983,000	€ 17,671,000
Transaction cost | €		3,047,000		5,792,000	988,000
Net proceeds | €		€ 48,550,000		€ 84,191,000	€ 16,683,000
H.C. Wainwright & Co | Ordinary
Shareholders’ Equity
Maximum aggregate offering of ordinary shares | $													$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders’ Equity
Number of shares issued			112,473						371,306	371,306
Maximum aggregate offering of ordinary shares | $			$ 2,500,000						$ 3,501,000
Share price | (per share)			$ 22.23						$ 9.43	€ 8.51		€ 19.46
Percent of net sales royalties			20.00%